Related parties	12 Months Ended
Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Related parties
28. Related parties

The Company has entered into transactions with the following related parties:

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited (“Green Park Hospitality”) for catering services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Kunshan Rotam Reddy Pharmaceuticals Co. Limited (“Reddy Kunshan”) for sale of goods and for research and development services;
•	Pudami Educational Society towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	CERG Advisory Private Limited for professional consulting services;
•	Dr. Reddy’s Institute of Life Sciences for research and development services ;
•	DRES Energy Private Limited for purchase of services ; and
•	Stamlo Hotels Limited for hotel services.

These are enterprises over which key management personnel have control or significant influence. “Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council.

The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 18 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2019		2018		2017
Research and development services received	Rs.	97	Rs.	98	Rs.	114
Research and development services provided		103		100		-
Contributions towards social development		220		238		318
Catering services		270		178		-
Hotel expenses		26		49		44
Lease rentals paid under cancellable operating leases		35		35		39
Civil works		106		-		-
Sale of goods		23		-		-
Salaries to relatives of Key Management Personnel		5		1		-
Others		1		-		-

The Company had the following amounts due from related parties:

	As at March 31,
	2019		2018
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		106		148

The Company had the following amounts due to related parties:

	As at March 31,
	2019		2018
Due to related parties	Rs.	80	Rs.	14

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2019		2018		2017
Salaries and other benefits	Rs.	668	Rs.	458	Rs.	380
Contributions to defined contribution plans		35		38		28
Commission to directors		243		153		180
Share-based payments expense		99		114		75
Total	Rs.	1,045	Rs.	763	Rs.	663

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.